SEGMENT INFORMATION (Schedule of Segment Results) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of operating segments [line items]
Depreciation and amortization			¥ 67	¥ 8	¥ 2
Operating loss			6,207	6,204	4,519
Interest income			(26)	(39)	(75)
Finance costs	[1]		(5)	14	1
Loss for the year from continuing operations			6,176	6,179	4,445
Capital expenditure			5
Total assets				29,748	94,793	¥ 7,743
Total liabilities				45,253	81,598	29,541
USD [Member]
Disclosure of operating segments [line items]
Depreciation and amortization | $		$ 10
Operating loss | $		902
Interest income | $		(4)
Finance costs | $	[1]	(1)
Loss for the year from continuing operations | $		897
Capital expenditure | $		1
Total assets | $		1,126
Total liabilities | $		4,295
Exploration and Mining [Member]
Disclosure of operating segments [line items]
Depreciation and amortization			63	5
Operating loss			1,523	258
Interest income			(1)	(1)
Finance costs			1
Loss for the year from continuing operations			1,523	257
Capital expenditure
Total assets				705		527
Total liabilities				509		1,854
Exploration and Mining [Member] | USD [Member]
Disclosure of operating segments [line items]
Depreciation and amortization | $		9
Operating loss | $		221
Interest income
Finance costs
Loss for the year from continuing operations | $		221
Capital expenditure | $
Total assets | $		77
Total liabilities | $		270
Corporate Activity [Member]
Disclosure of operating segments [line items]
Depreciation and amortization			4	3	2
Operating loss			4,684	5,946	4,519
Interest income			(25)	(38)	(75)
Finance costs			(6)	14	1
Loss for the year from continuing operations			4,653	5,922	4,445
Capital expenditure			5
Total assets				29,043	94,793	7,216
Total liabilities				¥ 44,744	¥ 81,598	¥ 27,687
Corporate Activity [Member] | USD [Member]
Disclosure of operating segments [line items]
Depreciation and amortization | $		1
Operating loss | $		681
Interest income			(4)
Finance costs			¥ (1)
Loss for the year from continuing operations | $		676
Capital expenditure | $		1
Total assets | $		1,049
Total liabilities | $		$ 4,025

[1]	Finance cost from continuing operations mainly represented bank charges and foreign currency exchange differences. The amount of bank charge was CNY28.00 thousand, CNY1.00 thousand and CNY6.00 thousand (US$1.00 thousand), and the foreign currency exchange differences amounted to negative CNY27.00 thousand, CNY13.00 thousand and negative CNY11.00 thousand (negative US$2.00 thousand) as of December 31, 2016, 2017 and 2018, respectively.